Expense Example - Optimal Tax Managed Equity ETF - Optimal Tax Managed Equity ETF Class	Aug. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	$ 186